American Century Investments®
Quarterly Portfolio Holdings
Short Duration Strategic Income Fund
June 30, 2023

Short Duration Strategic Income - Schedule of Investments
JUNE 30, 2023 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 40.2%
Aerospace and Defense — 0.4%
Boeing Co., 1.43%, 2/4/24	1,410,000	1,372,801
Boeing Co., 2.80%, 3/1/24	1,930,000	1,889,848
		3,262,649
Air Freight and Logistics — 0.4%
GXO Logistics, Inc., 1.65%, 7/15/26	3,000,000	2,610,931
Automobiles — 1.5%
Ford Motor Credit Co. LLC, 2.30%, 2/10/25	1,700,000	1,590,775
General Motors Financial Co., Inc., 1.20%, 10/15/24	2,000,000	1,882,349
General Motors Financial Co., Inc., 3.80%, 4/7/25	3,000,000	2,894,833
Hyundai Capital America, 5.80%, 6/26/25(1)	2,054,000	2,050,896
Toyota Motor Credit Corp., 3.95%, 6/30/25	3,000,000	2,935,626
		11,354,479
Banks — 7.9%
Banco Santander SA, VRN, 1.72%, 9/14/27	1,400,000	1,216,446
Bank of America Corp., VRN, 3.46%, 3/15/25	2,070,000	2,029,411
Bank of America Corp., VRN, 2.02%, 2/13/26	1,125,000	1,054,065
Bank of America Corp., VRN, 1.73%, 7/22/27	3,952,000	3,530,429
BNP Paribas SA, VRN, 2.22%, 6/9/26(1)	2,600,000	2,405,940
BNP Paribas SA, VRN, 5.34%, 6/12/29(1)	740,000	730,288
BPCE SA, 5.15%, 7/21/24(1)	1,820,000	1,787,632
Canadian Imperial Bank of Commerce, 5.00%, 4/28/28	1,905,000	1,875,661
Citigroup, Inc., VRN, 2.01%, 1/25/26	2,626,000	2,468,317
Credit Agricole SA, 5.59%, 7/5/26(1)(2)	1,206,000	1,204,650
Danske Bank A/S, VRN, 1.55%, 9/10/27(1)	1,500,000	1,304,097
Discover Bank, 3.45%, 7/27/26	1,770,000	1,630,289
Discover Bank, VRN, 4.68%, 8/9/28	3,830,000	3,501,921
Fifth Third Bank NA, 3.85%, 3/15/26	800,000	738,714
HSBC Holdings Plc, VRN, 0.98%, 5/24/25	5,045,000	4,801,454
JPMorgan Chase & Co., VRN, 1.56%, 12/10/25	337,000	315,684
JPMorgan Chase & Co., VRN, 1.04%, 2/4/27	715,000	637,079
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	895,000	804,346
JPMorgan Chase & Co., VRN, 1.47%, 9/22/27	781,000	689,956
Lloyds Banking Group Plc, VRN, 3.57%, 11/7/28	1,955,000	1,772,660
Mitsubishi UFJ Financial Group, Inc., VRN, 5.72%, 2/20/26	1,911,000	1,901,829
Mitsubishi UFJ Financial Group, Inc., VRN, 5.42%, 2/22/29	1,465,000	1,458,047
PNC Financial Services Group, Inc., VRN, 5.58%, 6/12/29	648,000	645,419
Royal Bank of Canada, 6.00%, 11/1/27	2,450,000	2,509,906
Santander UK Group Holdings PLC, VRN, 1.09%, 3/15/25	2,040,000	1,954,943
Societe Generale SA, VRN, 2.23%, 1/21/26(1)	2,200,000	2,044,303
Toronto-Dominion Bank, 4.11%, 6/8/27	1,790,000	1,712,624
Truist Bank, 3.30%, 5/15/26	3,772,000	3,460,729
Truist Bank, VRN, 2.64%, 9/17/29	2,484,000	2,293,951
U.S. Bancorp, VRN, 5.73%, 10/21/26	1,115,000	1,114,831
U.S. Bancorp, VRN, 5.78%, 6/12/29	1,537,000	1,537,568
UniCredit SpA, 7.83%, 12/4/23(1)	2,660,000	2,675,991
		57,809,180
Beverages — 0.2%
PepsiCo, Inc., 3.60%, 2/18/28	1,363,000	1,312,827

Biotechnology — 0.5%
Amgen, Inc., 5.25%, 3/2/25	2,240,000	2,229,263
CSL Finance PLC, 3.85%, 4/27/27(1)	1,667,000	1,592,610
		3,821,873
Capital Markets — 3.0%
Charles Schwab Corp., 0.90%, 3/11/26	2,515,000	2,223,627
Charles Schwab Corp., VRN, 5.64%, 5/19/29	840,000	840,019
Goldman Sachs Group, Inc., VRN, 1.76%, 1/24/25	487,000	474,266
Goldman Sachs Group, Inc., VRN, 1.43%, 3/9/27	1,455,000	1,300,774
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	987,000	878,336
Golub Capital BDC, Inc., 3.375%, 4/15/24	2,100,000	2,041,520
Golub Capital BDC, Inc., 2.50%, 8/24/26	1,976,000	1,710,586
LPL Holdings, Inc., 4.625%, 11/15/27(1)	1,640,000	1,539,332
Morgan Stanley, VRN, 0.79%, 5/30/25	875,000	831,480
Morgan Stanley, VRN, 1.16%, 10/21/25	1,560,000	1,458,757
Morgan Stanley, VRN, 2.63%, 2/18/26	4,702,000	4,460,195
Nasdaq, Inc., 5.35%, 6/28/28	1,375,000	1,377,928
Owl Rock Capital Corp., 3.40%, 7/15/26	1,380,000	1,223,519
Owl Rock Core Income Corp., 3.125%, 9/23/26	438,000	377,866
UBS Group AG, VRN, 1.49%, 8/10/27(1)	1,404,000	1,206,761
		21,944,966
Chemicals — 0.2%
Celanese US Holdings LLC, 5.90%, 7/5/24	1,600,000	1,597,114
Consumer Finance — 1.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.75%, 10/29/24	6,415,000	6,027,853
Avolon Holdings Funding Ltd., 2.875%, 2/15/25(1)	1,375,000	1,279,472
BOC Aviation USA Corp., 1.625%, 4/29/24(1)	1,774,000	1,711,876
Navient Corp., 6.125%, 3/25/24	1,725,000	1,713,058
Synchrony Financial, 4.25%, 8/15/24	1,000,000	964,520
		11,696,779
Containers and Packaging — 0.8%
Amcor Flexibles North America, Inc., 4.00%, 5/17/25	2,690,000	2,600,202
Sealed Air Corp., 1.57%, 10/15/26(1)	3,500,000	3,047,282
		5,647,484
Diversified REITs — 2.5%
Agree LP, 2.00%, 6/15/28	1,900,000	1,583,119
Boston Properties LP, 3.125%, 9/1/23	2,255,000	2,241,498
Brixmor Operating Partnership LP, 3.90%, 3/15/27	1,760,000	1,620,074
Federal Realty OP LP, 5.375%, 5/1/28	1,505,000	1,475,464
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	2,740,000	2,684,691
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	3,190,000	2,686,902
Spirit Realty LP, 4.45%, 9/15/26	1,200,000	1,131,320
VICI Properties LP, 4.375%, 5/15/25	1,890,000	1,828,300
VICI Properties LP / VICI Note Co., Inc., 3.50%, 2/15/25(1)	3,000,000	2,869,206
		18,120,574
Diversified Telecommunication Services — 1.3%
AT&T, Inc., 7.30%, 8/15/26	1,725,000	1,803,397
Level 3 Financing, Inc., 3.40%, 3/1/27(1)	1,865,000	1,584,467
Sprint Capital Corp., 6.875%, 11/15/28	6,085,000	6,455,536
		9,843,400
Electric Utilities — 2.3%
American Electric Power Co., Inc., 2.03%, 3/15/24	2,000,000	1,945,547
Jersey Central Power & Light Co., 4.30%, 1/15/26(1)	2,500,000	2,419,450
NextEra Energy Capital Holdings, Inc., 4.26%, 9/1/24	2,000,000	1,967,700
NextEra Energy Capital Holdings, Inc., 6.05%, 3/1/25	800,000	803,365

NextEra Energy Capital Holdings, Inc., 4.45%, 6/20/25	2,720,000	2,669,787
NextEra Energy Operating Partners LP, 4.25%, 7/15/24(1)	1,643,000	1,608,389
Pacific Gas & Electric Co., 6.10%, 1/15/29	1,920,000	1,890,567
Tierra Mojada Luxembourg II Sarl, 5.75%, 12/1/40(1)	1,688,096	1,445,805
Vistra Operations Co. LLC, 5.125%, 5/13/25(1)	2,500,000	2,439,990
		17,190,600
Electrical Equipment — 0.3%
Regal Rexnord Corp., 6.05%, 2/15/26(1)	2,520,000	2,524,647
Entertainment — 0.5%
Warnermedia Holdings, Inc., 3.79%, 3/15/25	1,950,000	1,881,060
Warnermedia Holdings, Inc., 3.76%, 3/15/27	1,658,000	1,547,190
		3,428,250
Financial Services — 1.4%
Antares Holdings LP, 6.00%, 8/15/23(1)	1,840,000	1,835,385
Antares Holdings LP, 3.95%, 7/15/26(1)	1,200,000	1,054,233
Antares Holdings LP, 2.75%, 1/15/27(1)	1,531,000	1,259,159
Corebridge Global Funding, 5.75%, 7/2/26(1)(2)	1,480,000	1,476,093
Deutsche Bank AG, VRN, 1.45%, 4/1/25	2,040,000	1,939,069
Deutsche Bank AG, Series E, 0.96%, 11/8/23	800,000	784,027
Global Payments, Inc., 4.45%, 6/1/28	1,955,000	1,836,145
		10,184,111
Ground Transportation — 1.4%
Ashtead Capital, Inc., 4.375%, 8/15/27(1)	3,800,000	3,575,822
DAE Funding LLC, 1.55%, 8/1/24(1)	865,000	821,431
DAE Funding LLC, 2.625%, 3/20/25(1)	1,910,000	1,798,215
SMBC Aviation Capital Finance DAC, 4.125%, 7/15/23(1)	2,000,000	1,998,421
Triton Container International Ltd., 1.15%, 6/7/24(1)	2,250,000	2,134,212
		10,328,101
Health Care Equipment and Supplies — 0.5%
GE HealthCare Technologies, Inc., 5.55%, 11/15/24	3,600,000	3,584,041
Health Care Providers and Services — 1.4%
CVS Health Corp., 5.00%, 2/20/26	1,915,000	1,906,873
CVS Health Corp., 5.00%, 1/30/29	1,900,000	1,882,705
HCA, Inc., 3.125%, 3/15/27(1)	1,395,000	1,281,919
HCA, Inc., 5.20%, 6/1/28	1,905,000	1,890,842
IQVIA, Inc., 5.70%, 5/15/28(1)	1,425,000	1,412,531
Universal Health Services, Inc., 1.65%, 9/1/26	2,163,000	1,892,038
		10,266,908
Health Care REITs — 0.4%
Welltower OP LLC, 4.50%, 1/15/24	2,635,000	2,606,326
Hotels, Restaurants and Leisure — 0.6%
Hyatt Hotels Corp., 1.80%, 10/1/24	2,000,000	1,904,371
Hyatt Hotels Corp., 5.75%, 1/30/27(2)	651,000	649,596
Starbucks Corp., 4.75%, 2/15/26	1,525,000	1,511,456
		4,065,423
Household Durables — 0.4%
Meritage Homes Corp., 6.00%, 6/1/25	3,014,000	3,012,037
Industrial Conglomerates — 0.2%
Honeywell International, Inc., 4.25%, 1/15/29	1,155,000	1,124,869
Insurance — 1.9%
Athene Global Funding, 2.51%, 3/8/24(1)	2,600,000	2,529,272
Athene Global Funding, 1.45%, 1/8/26(1)	1,900,000	1,667,770
GA Global Funding Trust, 1.25%, 12/8/23(1)	2,395,000	2,339,451
GA Global Funding Trust, 3.85%, 4/11/25(1)	1,966,000	1,873,440
Jackson National Life Global Funding, 1.75%, 1/12/25(1)	712,000	661,191

Met Tower Global Funding, 5.40%, 6/20/26(1)	1,750,000	1,743,044
Met Tower Global Funding, 1.25%, 9/14/26(1)	885,000	775,205
Metropolitan Life Global Funding I, 5.00%, 1/6/26(1)	2,315,000	2,291,396
		13,880,769
Life Sciences Tools and Services — 0.5%
Illumina, Inc., 5.80%, 12/12/25	3,590,000	3,600,109
Machinery — 0.6%
CNH Industrial Capital LLC, 3.95%, 5/23/25	2,207,000	2,136,941
John Deere Capital Corp., 4.75%, 6/8/26	2,070,000	2,066,933
		4,203,874
Media — 1.9%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 3/15/28	2,100,000	1,969,607
Cox Communications, Inc., 3.15%, 8/15/24(1)	2,785,000	2,691,879
Cox Communications, Inc., 5.45%, 9/15/28(1)	1,480,000	1,479,311
Gray Television, Inc., 7.00%, 5/15/27(1)	2,105,000	1,798,091
Paramount Global, 4.00%, 1/15/26	1,339,000	1,275,014
Warner Media LLC, 3.80%, 2/15/27	1,658,000	1,499,495
WPP Finance 2010, 3.75%, 9/19/24	3,425,000	3,321,845
		14,035,242
Metals and Mining — 0.5%
Nucor Corp., 3.95%, 5/23/25	984,000	954,682
Steel Dynamics, Inc., 2.80%, 12/15/24	3,000,000	2,864,512
		3,819,194
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	3,459,000	3,269,411
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	547,000	475,786
		3,745,197
Multi-Utilities — 0.3%
Abu Dhabi National Energy Co. PJSC, 4.375%, 1/24/29(1)	357,000	353,158
DTE Energy Co., 4.22%, 11/1/24	1,556,000	1,521,851
		1,875,009
Oil, Gas and Consumable Fuels — 2.1%
Ecopetrol SA, 5.875%, 9/18/23	1,900,000	1,896,232
Enbridge, Inc., VRN, 5.72%, (SOFR plus 0.63%), 2/16/24	2,000,000	1,998,711
Energy Transfer LP, 4.25%, 4/1/24	1,500,000	1,477,327
Enterprise Products Operating LLC, 3.70%, 2/15/26	3,000,000	2,894,054
Geopark Ltd., 5.50%, 1/17/27(1)	800,000	650,108
Hess Corp., 3.50%, 7/15/24	2,200,000	2,146,904
HF Sinclair Corp., 2.625%, 10/1/23	1,750,000	1,735,654
Petroleos Mexicanos, 6.50%, 3/13/27	1,200,000	1,068,573
Pioneer Natural Resources Co., 5.10%, 3/29/26	1,473,000	1,464,650
		15,332,213
Passenger Airlines — 0.3%
American Airlines, Inc., 7.25%, 2/15/28(1)	1,220,000	1,213,996
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.00%, 9/20/25(1)	1,345,000	1,356,251
		2,570,247
Pharmaceuticals — 0.2%
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(1)	1,700,000	1,709,071
Retail REITs — 0.4%
NNN REIT, Inc., 4.30%, 10/15/28	1,368,000	1,273,970
SITE Centers Corp., 3.625%, 2/1/25	1,500,000	1,412,431
		2,686,401
Semiconductors and Semiconductor Equipment — 0.2%
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 5/1/25	400,000	379,283

NXP BV / NXP Funding LLC / NXP USA, Inc., 3.15%, 5/1/27		1,190,000	1,093,367
			1,472,650
Specialized REITs — 0.5%
American Tower Corp., 5.25%, 7/15/28		1,505,000	1,488,894
Equinix, Inc., 2.90%, 11/18/26		1,915,000	1,757,546
Equinix, Inc., 1.80%, 7/15/27		495,000	429,342
			3,675,782
Specialty Retail — 0.1%
Advance Auto Parts, Inc., 5.90%, 3/9/26		406,000	401,640
Trading Companies and Distributors — 0.5%
Air Lease Corp., 2.875%, 1/15/26		852,000	788,647
Air Lease Corp., 3.125%, 12/1/30		2,580,000	2,151,872
Aircastle Ltd., 5.25%, 8/11/25(1)		766,000	740,496
			3,681,015
TOTAL CORPORATE BONDS (Cost $301,707,495)			294,025,982
U.S. TREASURY SECURITIES — 16.2%
U.S. Treasury Notes, 0.125%, 12/15/23		500,000	488,643
U.S. Treasury Notes, 1.125%, 1/15/25(4)		3,000,000	2,821,758
U.S. Treasury Notes, 3.875%, 4/30/25		40,000,000	39,225,000
U.S. Treasury Notes, 4.625%, 3/15/26		32,000,000	32,038,750
U.S. Treasury Notes, 3.75%, 4/15/26		33,750,000	33,036,768
U.S. Treasury Notes, 4.125%, 6/15/26		4,500,000	4,455,000
U.S. Treasury Notes, 2.00%, 11/15/26		700,000	647,637
U.S. Treasury Notes, 3.875%, 11/30/29		5,800,000	5,748,570
TOTAL U.S. TREASURY SECURITIES (Cost $120,649,447)			118,462,126
ASSET-BACKED SECURITIES — 7.5%
Aaset Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)		1,349,172	1,017,576
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.45%, 7/15/46(1)		1,566,586	1,295,690
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class AA, SEQ, 2.49%, 12/16/41(1)		943,472	902,927
CARS-DB4 LP, Series 2020-1A, Class A4, 3.19%, 2/15/50(1)		1,286,729	1,200,364
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)		1,608,900	1,453,506
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(1)		517,479	470,171
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, SEQ, 3.47%, 1/15/46(1)		1,943,867	1,779,113
Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.17%, 5/11/37(1)		1,877,946	1,482,506
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, SEQ, 4.94%, 1/25/52(1)	CAD	2,650,000	1,813,542
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	1,850,000	1,255,905
Credit Acceptance Auto Loan Trust, Series 2022-3A, Class A, SEQ, 6.57%, 10/15/32(1)		1,078,000	1,079,203
Diamond Issuer, Series 2021-1A, Class C, 3.79%, 11/20/51(1)		2,875,000	2,303,709
Diamond Resorts Owner Trust, Series 2021-1A, Class C, 2.70%, 11/21/33(1)		302,533	274,235
Domino's Pizza Master Issuer LLC, Series 2015-1A, Class A2II, SEQ, 4.47%, 10/25/45(1)		1,549,295	1,479,036
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2, SEQ, 4.25%, 3/25/52(1)		1,687,913	1,540,851
FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.39%, 8/17/38(1)		1,500,000	1,284,298
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)		3,025,000	2,644,457
GAIA Aviation Ltd., Series 2019-1, Class A, 3.97%, 12/15/44(1)		444,922	389,987
Global SC Finance II SRL, Series 2014-1A, Class A2, SEQ, 3.09%, 7/17/29(1)		1,957,879	1,906,005
Lunar Aircarft Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(1)		1,595,728	1,391,183
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)		2,482,737	2,125,608
MAPS Ltd., Series 2018-1A, Class A, SEQ, 4.21%, 5/15/43(1)		682,684	609,858
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(1)		1,367,503	1,189,413
NP SPE II LLC, Series 2019-1A, Class A1, SEQ, 2.57%, 9/20/49(1)		1,217,367	1,131,436
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, SEQ, 3.97%, 6/15/44(1)		3,072,470	2,671,670
Progress Residential Trust, Series 2020-SFR2, Class D, 3.87%, 6/17/37(1)		1,250,000	1,185,266
Progress Residential Trust, Series 2021-SFR1, Class D, 1.81%, 4/17/38(1)		1,500,000	1,308,851

Sabey Data Center Issuer LLC, Series 2020-1, Class A2, SEQ, 3.81%, 4/20/45(1)	3,596,000	3,401,246
SBA Tower Trust, Series 2014-2A, Class C, SEQ, 3.87%, 10/15/49(1)	2,335,000	2,264,106
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class D, 4.54%, 5/20/36(1)	153,596	145,810
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class D, 4.18%, 8/20/36(1)	100,604	94,776
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)	1,531,250	1,280,537
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, SEQ, 4.54%, 2/25/44(1)	2,894,847	2,851,226
Start II Ltd., Series 2019-1, Class A, SEQ, 4.09%, 3/15/44(1)	2,482,942	2,189,763
Stonepeak ABS, Series 2021-1A, Class AA, 2.30%, 2/28/33(1)	2,057,942	1,863,849
Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2, SEQ, 3.19%, 7/15/44(1)	731,828	705,446
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, SEQ, 1.65%, 9/15/45(1)	1,129,000	1,012,885
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52(1)	2,500,000	2,240,765
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	19,649	18,881
TOTAL ASSET-BACKED SECURITIES (Cost $60,487,774)		55,255,656
COLLATERALIZED LOAN OBLIGATIONS — 7.3%
AMMC CLO XI Ltd., Series 2012-11A, Class BR2, VRN, 6.90%, (3-month LIBOR plus 1.60%), 4/30/31(1)	1,000,000	989,624
AMMC CLO XIII Ltd., Series 2020-2, Class A3R2, VRN, 7.52%, (3-month LIBOR plus 2.25%), 7/24/29(1)	1,500,000	1,469,179
AMMC CLO XIV Ltd., Series 2014-14A, Class BL1R, VRN, 8.86%, (3-month LIBOR plus 3.60%), 7/25/29(1)	3,000,000	2,933,896
Arbor Realty Commercial Real Estate Notes Ltd., Series 2019-FL2, Class AS, VRN, 6.71%, (1-month SOFR plus 1.56%), 9/15/34(1)	847,147	845,841
Arbor Realty Commercial Real Estate Notes Ltd., Series 2019-FL2, Class D, VRN, 7.71%, (1-month SOFR plus 2.56%), 9/15/34(1)	2,313,500	2,277,516
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 6.54%, (1-month LIBOR plus 1.35%), 11/15/36(1)	1,321,000	1,296,265
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 7.52%, (3-month LIBOR plus 2.20%), 8/14/30(1)	1,050,000	1,028,585
CBAM Ltd., Series 2017-1A, Class B, VRN, 7.05%, (3-month LIBOR plus 1.80%), 7/20/30(1)	650,000	640,237
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 6.76%, (3-month LIBOR plus 1.50%), 4/15/32(1)	1,577,080	1,567,218
CIFC Funding Ltd., Series 2017-3A, Class C, VRN, 8.90%, (3-month LIBOR plus 3.65%), 7/20/30(1)	1,750,000	1,644,090
CIFC Funding Ltd., Series 2017-5A, Class B, VRN, 7.11%, (3-month LIBOR plus 1.85%), 11/16/30(1)	1,100,000	1,064,401
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 7.01%, (3-month LIBOR plus 1.75%), 4/17/30(1)	2,000,000	1,904,624
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 7.02%, (3-month LIBOR plus 1.70%), 11/15/28(1)	1,775,000	1,735,477
HGI CRE CLO Ltd., Series 2021-FL1, Class AS, VRN, 6.56%, (1-month LIBOR plus 1.40%), 6/16/36(1)	3,042,000	2,938,556
HGI CRE CLO Ltd., Series 2021-FL2, Class B, VRN, 6.66%, (1-month LIBOR plus 1.50%), 9/17/36(1)	3,374,000	3,223,062
KKR CLO 10 Ltd., Series 10, Class BR, VRN, 7.25%, (3-month LIBOR plus 1.70%), 9/15/29(1)	1,500,000	1,496,785
KKR Static CLO I Ltd., Series 2022-1A, Class B, VRN, 7.65%, (3-month SOFR plus 2.60%), 7/20/31(1)	2,300,000	2,279,304
KVK CLO Ltd., Series 2013-1A, Class DR, VRN, 8.20%, (3-month LIBOR plus 2.95%), 1/14/28(1)	1,000,000	984,241
Madison Park Funding XIX Ltd., Series 2015-19A, Class DR, VRN, 9.62%, (3-month LIBOR plus 4.35%), 1/22/28(1)	2,500,000	2,363,713
Marathon CLO Ltd., Series 2020-15A, Class A1S, VRN, 7.02%, (3-month LIBOR plus 1.70%), 11/15/31(1)	975,000	974,533
Palmer Square Loan Funding Ltd., Series 2020-1A, Class D, VRN, 10.23%, (3-month LIBOR plus 4.85%), 2/20/28(1)	1,250,000	1,260,690
Palmer Square Loan Funding Ltd., Series 2022-5A, Class A2, VRN, 7.64%, (3-month SOFR plus 2.65%), 1/15/31(1)	1,500,000	1,497,468
PFP Ltd., Series 2021-8, Class D, VRN, 7.31%, (1-month LIBOR plus 2.15%), 8/9/37(1)	900,000	816,258
Ready Capital Mortgage Financing LLC, Series 2021-FL5, Class C, VRN, 7.40%, (1-month LIBOR plus 2.25%), 4/25/38(1)	1,000,000	960,147
Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, VRN, 7.46%, (1-month SOFR plus 2.37%), 10/25/39(1)	2,000,000	2,002,726
Rockford Tower CLO Ltd., Series 2017-3A, Class A, VRN, 6.44%, (3-month LIBOR plus 1.19%), 10/20/30(1)	1,812,125	1,803,520
Shelter Growth CRE Issuer Ltd., Series 2022-FL4, Class A, VRN, 7.37%, (1-month SOFR plus 2.30%), 6/17/37(1)	2,099,000	2,089,177
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 7.06%, (3-month LIBOR plus 1.80%), 1/15/30(1)	1,500,000	1,446,829
Stratus CLO Ltd., Series 2021-2A, Class C, VRN, 7.15%, (3-month LIBOR plus 1.90%), 12/28/29(1)	1,775,000	1,712,515
TRTX Issuer Ltd., Series 2021-FL4, Class A, VRN, 6.36%, (1-month LIBOR plus 1.20%), 3/15/38(1)	2,145,972	2,065,100
Vibrant CLO VII Ltd., Series 2017-7A, Class B, VRN, 7.65%, (3-month LIBOR plus 2.40%), 9/15/30(1)	3,450,000	3,358,677
Wind River CLO Ltd., Series 2013-1A, Class A1RR, VRN, 6.23%, (3-month LIBOR plus 0.98%), 7/20/30(1)	974,540	969,179
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $54,180,725)		53,639,433

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.9%
Private Sponsor Collateralized Mortgage Obligations — 3.3%
Angel Oak Mortgage Trust, Series 2019-5, Class A3, VRN, 2.92%, 10/25/49(1)	943,791	901,920
Angel Oak Mortgage Trust, Series 2019-6, Class M1, VRN, 3.39%, 11/25/59(1)	1,750,000	1,555,961
Angel Oak Mortgage Trust, Series 2020-2, Class A2, VRN, 3.86%, 1/26/65(1)	1,117,806	1,043,575
Bellemeade Re Ltd., Series 2020-4A, Class M2B, VRN, 8.75%, (1-month LIBOR plus 3.60%), 6/25/30(1)	1,309,562	1,319,572
Bellemeade RE Ltd., Series 2018-1A, Class M2, VRN, 8.05%, (1-month LIBOR plus 2.90%), 4/25/28(1)	1,375,611	1,381,488
Bellemeade RE Ltd., Series 2019-3A, Class M1C, VRN, 7.10%, (1-month LIBOR plus 1.95%), 7/25/29(1)	1,785,797	1,790,310
Bellemeade RE Ltd., Series 2020-2A, Class M2, VRN, 11.15%, (1-month LIBOR plus 6.00%), 8/26/30(1)	1,440,154	1,466,844
BRAVO Residential Funding Trust, Series 2023-NQM1, Class A2, SEQ, 6.35%, 1/25/63(1)	2,026,985	1,996,902
Farm Mortgage Trust, Series 2021-1, Class B, VRN, 3.24%, 7/25/51(1)	2,258,297	1,563,534
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class M1, VRN, 3.29%, 9/27/60(1)	1,600,000	1,273,965
Home RE Ltd., Series 2020-1, Class B1, VRN, 12.15%, (1-month LIBOR plus 7.00%), 10/25/30(1)	1,275,000	1,304,234
Home RE Ltd., Series 2022-1, Class M1A, VRN, 7.92%, (30-day average SOFR plus 2.85%), 10/25/34(1)	750,000	754,784
Homeward Opportunities Fund I Trust, Series 2020-2, Class B3, VRN, 5.47%, 5/25/65(1)	2,150,000	1,822,190
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 6.77%, (30-day average SOFR plus 1.70%), 12/27/33(1)	998,945	997,716
Radnor RE Ltd., Series 2021-2, Class M1A, VRN, 6.92%, (30-day average SOFR plus 1.85%), 11/25/31(1)	515,230	514,198
Residential Mortgage Loan Trust, Series 2020-2, Class M1, SEQ, VRN, 3.57%, 5/25/60(1)	1,800,000	1,494,189
Triangle Re Ltd., Series 2020-1, Class M2, VRN, 10.75%, (1-month LIBOR plus 5.60%), 10/25/30(1)	84,549	84,766
Triangle Re Ltd., Series 2021-1, Class M2, VRN, 9.05%, (1-month LIBOR plus 3.90%), 8/25/33(1)	836,497	841,772
Triangle Re Ltd., Series 2021-3, Class M1A, VRN, 6.97%, (30-day average SOFR plus 1.90%), 2/25/34(1)	1,364,539	1,367,654
Verus Securitization Trust, Series 2020-4, Class A3, SEQ, 2.32%, 5/25/65(1)	266,952	247,019
Verus Securitization Trust, Series 2021-R3, Class A3, VRN, 1.38%, 4/25/64(1)	548,871	483,973
		24,206,566
U.S. Government Agency Collateralized Mortgage Obligations — 0.6%
FHLMC, Series 2022-DNA3, Class M1A, VRN, 7.07%, (30-day average SOFR plus 2.00%), 4/25/42(1)	1,234,029	1,238,018
FHLMC, Series 2022-DNA5, Class M1A, VRN, 8.02%, (30-day average SOFR plus 2.95%), 6/25/42(1)	1,395,534	1,421,328
FHLMC, Series 2022-DNA6, Class M1A, VRN, 7.22%, (30-day average SOFR plus 2.15%), 9/25/42(1)	733,779	738,467
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	1,515,799	279,695
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	1,123,442	201,224
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	1,482,425	216,651
		4,095,383
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $29,890,119)		28,301,949
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.9%
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 7.42%, (1-month SOFR plus 2.27%), 11/15/34(1)	1,683,000	832,655
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, VRN, 8.11%, (1-month SOFR plus 2.96%), 11/15/34(1)	1,581,000	545,445
BX Commercial Mortgage Trust, Series 2023-VLT2, Class B, VRN, 8.28%, (1-month SOFR plus 3.13%), 6/15/40(1)	1,847,000	1,845,294
BXHPP Trust, Series 2021-FILM, Class E, VRN, 7.19%, (1-month LIBOR plus 2.00%), 8/15/36(1)	1,400,000	1,198,003
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, VRN, 7.34%, (1-month LIBOR plus 2.15%), 5/15/36(1)	2,497,786	2,447,111
CSMC Trust, Series 2021-BHAR, Class B, VRN, 6.69%, (1-month LIBOR plus 1.50%), 11/15/38(1)	1,108,000	1,081,124
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, VRN, 4.10%, 12/10/36(1)	974,000	921,418
Great Wolf Trust, Series 2019-WOLF, Class C, VRN, 6.89%, (1-month SOFR plus 1.75%), 12/15/36(1)	1,615,000	1,586,117
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(1)	1,853,000	1,691,960
Life Mortgage Trust, Series 2021-BMR, Class D, VRN, 6.66%, (1-month SOFR plus 1.51%), 3/15/38(1)	3,061,952	2,948,179
Med Trust, Series 2021-MDLN, Class F, VRN, 9.19%, (1-month LIBOR plus 4.00%), 11/15/38(1)	1,984,576	1,880,250
MHP Trust, Series 2022-MHIL, Class D, VRN, 6.76%, (1-month SOFR plus 1.61%), 1/15/27(1)	1,547,852	1,470,936
One New York Plaza Trust, Series 2020-1NYP, Class B, VRN, 6.69%, (1-month LIBOR plus 1.50%), 1/15/36(1)	1,512,000	1,380,999
SMRT Commercial Mortgage Trust, Series 2022-MINI, Class F, VRN, 8.50%, (1-month SOFR plus 3.35%), 1/15/39(1)	1,654,000	1,545,888
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $23,723,492)		21,375,379

BANK LOAN OBLIGATIONS(3) — 1.1%
Aerospace and Defense — 0.1%
TransDigm, Inc., 2023 Term Loan I, 8.49%, (3-month SOFR plus 3.25%), 8/24/28	997,500	998,079
Health Care Providers and Services — 0.2%
Surgery Center Holdings, Inc., 2021 Term Loan, 8.90%, (1-month LIBOR plus 3.75%), 8/31/26	1,579,088	1,578,906
Passenger Airlines — 0.1%
American Airlines, Inc., 2023 Term Loan B, 8.15%, (6-month SOFR plus 2.75%), 2/15/28	485,000	476,949
Pharmaceuticals — 0.6%
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 6.95%, (1-month SOFR plus 1.75%), 3/15/28	681,098	679,944
Jazz Financing Lux Sarl, USD Term Loan, 8.69%, (1-month LIBOR plus 3.50%), 5/5/28	3,416,922	3,415,999
		4,095,943
Textiles, Apparel and Luxury Goods — 0.1%
Hanesbrands, Inc., 2023 Term Loan B, 8.85%, (1-month SOFR plus 3.75%), 3/8/30	997,500	1,002,487
TOTAL BANK LOAN OBLIGATIONS (Cost $8,143,365)		8,152,364
PREFERRED STOCKS — 0.4%
Industrial Conglomerates — 0.4%
General Electric Co., Series D, 8.88% (Cost $2,937,095)	2,950,000	2,961,059
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Saudi Arabia — 0.2%
Saudi Government International Bond, 4.75%, 1/18/28(1) (Cost $1,384,571)	1,389,000	1,378,849
SHORT-TERM INVESTMENTS — 19.3%
Repurchase Agreements — 0.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25% - 4.50%, 5/15/38 - 11/15/40, valued at $680,923), in a joint trading account at 5.02%, dated 6/30/23, due 7/3/23 (Delivery value $663,739)		663,461
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.125%, 11/15/32, valued at $3,669,036), at 5.04%, dated 6/30/23, due 7/3/23 (Delivery value $3,598,511)		3,597,000
		4,260,461
Treasury Bills(5) — 18.7%
U.S. Treasury Bills, 5.20%, 6/13/24	144,000,000	136,906,769
TOTAL SHORT-TERM INVESTMENTS (Cost $141,385,078)		141,167,230
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $744,489,161)		724,720,027
OTHER ASSETS AND LIABILITIES — 1.0%		7,498,976
TOTAL NET ASSETS — 100.0%		$732,219,003

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,067,058	CAD	4,093,050	UBS AG	9/15/23	$(26,094)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	1,112	September 2023	$226,118,250	$(2,405,844)
U.S. Treasury 10-Year Notes	38	September 2023	4,266,094	(39,558)
			$230,384,344	$(2,445,402)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	105	September 2023	$11,244,844	$146,920
U.S. Treasury 10-Year Ultra Notes	58	September 2023	6,869,375	43,386
U.S. Treasury Long Bonds	15	September 2023	1,903,594	(9,717)
U.S. Treasury Ultra Bonds	3	September 2023	408,656	(6,415)
			$20,426,469	$174,174
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
IO	–	Interest Only
LIBOR	–	London Interbank Offered Rate
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $246,992,528, which represented 33.7% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $1,520,928.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.  Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$294,025,982	—
U.S. Treasury Securities	—	118,462,126	—
Asset-Backed Securities	—	55,255,656	—
Collateralized Loan Obligations	—	53,639,433	—
Collateralized Mortgage Obligations	—	28,301,949	—
Commercial Mortgage-Backed Securities	—	21,375,379	—
Bank Loan Obligations	—	8,152,364	—
Preferred Stocks	—	2,961,059	—
Sovereign Governments and Agencies	—	1,378,849	—
Short-Term Investments	—	141,167,230	—
	—	$724,720,027	—
Other Financial Instruments
Futures Contracts	$190,306	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$2,461,534	—	—
Forward Foreign Currency Exchange Contracts	—	$26,094	—
	$2,461,534	$26,094	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.